Issuance of units (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jan. 11, 2018	Feb. 01, 2019	Feb. 21, 2018	May 21, 2019	Jun. 30, 2020	Nov. 18, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2019	Dec. 31, 2018	Dec. 24, 2018	Jan. 31, 2019
Schedule of Capitalization, Equity [Line Items]
Proceeds from issuance of Common Limited partners units							$ 2,231	$ 0		$ 33,373
Partners' Capital Account, Sale of Units							2,278			33,373
Common units repurchased and cancelled, value								4,499
Share-based Payment Arrangement, Noncash Expense							946	2,018		2,450
Net proceeds from issuance of general partner units							47	8		805
Compensation cost of non-vested restricted common units not yet recognized							$ 579
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number							92,699
Navios Holdings I [Member]
Schedule of Capitalization, Equity [Line Items]
Ownership percentage of Navios Holdings							18.20%
Olympos Maritime Ltd [Member]
Schedule of Capitalization, Equity [Line Items]
Navios Holdings' general partner interest in Navios Partners							2.10%
Directors and officers | Restricted Stock Units (RSUs) [Member] | Authorized December 2019 [Member]
Schedule of Capitalization, Equity [Line Items]
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units									4,000
Share-based Payment Arrangement, Noncash Expense							$ 35	0
Directors and officers | Restricted Stock Units (RSUs) [Member] | Authorized February 2019
Schedule of Capitalization, Equity [Line Items]
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units		25,396
Share-based Payment Arrangement, Noncash Expense							116	190
Directors and officers | Restricted Stock Units (RSUs) [Member] | Authorized December 2018 [Member]
Schedule of Capitalization, Equity [Line Items]
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units											97,633
Share-based Payment Arrangement, Noncash Expense							348	669		20
Directors and officers | Restricted Stock Units (RSUs) [Member] | Authorized December 2017 [Member]
Schedule of Capitalization, Equity [Line Items]
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units	91,336
Share-based Payment Arrangement, Noncash Expense							$ 447	833		1,600
Directors and officers | Restricted Stock Units (RSUs) [Member] | Authorized January 2017 [Member]
Schedule of Capitalization, Equity [Line Items]
Share-based Payment Arrangement, Noncash Expense								$ 325
Reverse stock split [Member]
Schedule of Capitalization, Equity [Line Items]
Stockholders' Equity, Reverse Stock Split				1-for-15
Limited Partner [Member]
Schedule of Capitalization, Equity [Line Items]
Proceeds from issuance of Common Limited partners units			$ 35,002
Common units repurchased and cancelled, units							312,952
Common units repurchased and cancelled, value							$ 4,499
Partners' Capital Account, Units, Acquisitions			1,228,133
Unit price			$ 28.50
Offering costs			$ 1,629
Proceeds from issuance of common units, net of offering costs			$ 33,373
Limited Partner [Member] | Share Repurchase Program
Schedule of Capitalization, Equity [Line Items]
Stock Repurchase Program, Authorized Amount												$ 50,000
Limited Partner [Member] | Continuous Offering Program Sales Agreement [Member]
Schedule of Capitalization, Equity [Line Items]
Maximum aggregate offering price						$ 25,000
Partners' Capital Account, Units, Sold in Public Offering							357,508
Proceeds from issuance of Common Limited partners units							$ 2,231
General Partner [Member]
Schedule of Capitalization, Equity [Line Items]
Partners' Capital Account, Units, Sale of Units							7,298
Partners' Capital Account, Sale of Units							$ 47
Net proceeds from issuance of general partner units					$ 8					$ 714
General Partner's capital account units sold in public offering										25,064
General Partner [Member] | Authorized February 2019
Schedule of Capitalization, Equity [Line Items]
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units		518
General Partner [Member] | Authorized December 2018 [Member]
Schedule of Capitalization, Equity [Line Items]
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units											1,993
Net proceeds from issuance of general partner units											$ 27
General Partner [Member] | Authorized December 2017 [Member]
Schedule of Capitalization, Equity [Line Items]
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units	1,864
Net proceeds from issuance of general partner units	$ 64